Share-Based Payments - Total Costs Related to Employee Share-Based Payments (Details) - ZAR (R)							3 Months Ended	12 Months Ended
	Sep. 18, 2024	Sep. 18, 2023	Sep. 19, 2022	Sep. 20, 2021	Sep. 18, 2020	Sep. 18, 2019	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Apr. 04, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees								R 712,000,000	R 244,000,000	R 114,000,000
Shares issued relating to exercise of share options (in shares)								2,133,311	1,910,916
Harmony ESOP Trust
Disclosure of terms and conditions of share-based payment arrangement [line items]
Ownership interest (as a percent)									2.00%
Ordinary shares | Harmony ESOP Trust | Share trust controlled by entity
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares in entity held by entity or by its subsidiaries or associates (in shares)											12,651,525
Management DSP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees								R 256,000,000	R 132,000,000	114,000,000
Spot share price (in SA rand per share)					R 74.90
Management DSP | Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares authorised								25,000,000
Number of instruments granted in share-based payment arrangement								6,395,468
Management DSP | Floor
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 162.42	R 84.88	R 42.48	R 45.58		R 45.89
Management DSP | Floor | September 18, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	51.74%
Expected dividend, share options granted	0.11%
Spot Price on Grant Date	R 168.28
Risk free interest rate, share options granted	7.29%
Management DSP | Cap
Disclosure of terms and conditions of share-based payment arrangement [line items]
Spot share price (in SA rand per share)	R 203.88	R 105.85	R 47.25	R 57.93		R 56.87
Management DSP | Cap | September 18, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected volatility, share options granted	58.95%
Expected dividend, share options granted	0.71%
Spot Price on Grant Date	R 204.55
Risk free interest rate, share options granted	7.65%
Management DSP | Over five years [Member] | September 18, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	5 years
Management DSP | Over three years [Member] | September 18, 2024 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period (in years)	3 years
Katleho ya Moruo Employee Share Ownership Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees								R 456,000,000	R 112,000,000	R 0
Spot share price (in SA rand per share)							R 175.65	R 176.36